Long-term Debt and Finance Lease Obligations - Scheduled Maturities of Long-term Debt and Finance Lease Obligations (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 35,794
2021	36,014
2022	4,485,451
2023	1,128,587
2024	3,477
Thereafter	16,539
Total	$ 5,705,862